Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Liabilities:
Deposits received at banks		¥ 172,887	¥ 159,505
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	4,105,000	3,821,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	4,105,000	3,821,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	22,000	27,000
Total Liabilities	[1]	22,000	27,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	455,000	409,000
Deposits with stock exchanges and other segregated cash	[1]	317,000	291,000
Loans receivable	[1],[2]	3,462,000	2,855,000
Securities purchased under agreements to resell	[1]	16,961,000	13,817,000
Securities borrowed	[1]	4,796,000	4,283,000
Total Assets	[1]	25,991,000	21,655,000
Liabilities:
Short-term borrowings	[1]	1,020,000	978,000
Deposits received at banks	[1]	2,048,000	2,121,000
Securities sold under agreements to repurchase	[1]	18,591,000	14,218,000
Securities loaned	[1]	1,739,000	1,557,000
Other secured borrowings	[1]	291,000	334,000
Long-term borrowings	[1]	10,881,000	9,795,000
Total Liabilities	[1]	34,570,000	29,003,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	1,257,000	1,154,000
Securities purchased under agreements to resell	[1]	12,000	17,000
Securities borrowed	[1]
Total Assets	[1]	1,269,000	1,171,000
Liabilities:
Short-term borrowings	[1]	45,000	31,000
Deposits received at banks	[1]	16,000	17,000
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	506,000	528,000
Total Liabilities	[1]	567,000	576,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	4,105,000	3,821,000
Time deposits	[1]	455,000	409,000
Deposits with stock exchanges and other segregated cash	[1]	317,000	291,000
Loans receivable	[1],[2]	4,720,000	4,010,000
Securities purchased under agreements to resell	[1]	16,973,000	13,834,000
Securities borrowed	[1]	4,796,000	4,283,000
Total Assets	[1]	31,366,000	26,648,000
Liabilities:
Short-term borrowings	[1]	1,065,000	1,009,000
Deposits received at banks	[1]	2,064,000	2,138,000
Securities sold under agreements to repurchase	[1]	18,591,000	14,218,000
Securities loaned	[1]	1,739,000	1,557,000
Other secured borrowings	[1]	291,000	334,000
Long-term borrowings	[1]	11,442,000	10,399,000
Total Liabilities	[1]	35,192,000	29,655,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	4,105,000	3,821,000
Time deposits	[1]	455,000	409,000
Deposits with stock exchanges and other segregated cash	[1]	317,000	291,000
Loans receivable	[1],[2]	4,719,000	4,009,000
Securities purchased under agreements to resell	[1]	16,973,000	13,834,000
Securities borrowed	[1]	4,796,000	4,283,000
Total Assets	[1]	31,365,000	26,647,000
Liabilities:
Short-term borrowings	[1]	1,065,000	1,009,000
Deposits received at banks	[1]	2,064,000	2,138,000
Securities sold under agreements to repurchase	[1]	18,591,000	14,218,000
Securities loaned	[1]	1,739,000	1,557,000
Other secured borrowings	[1]	291,000	334,000
Long-term borrowings	[1]	11,409,000	10,350,000
Total Liabilities	[1]	¥ 35,159,000	¥ 29,606,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.